Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan 12, 2012
Registrant Name	dei_EntityRegistrantName	FRONTEGRA FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0001014913
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 12, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 12, 2012
Prospectus Date	rr_ProspectusDate	Oct 31, 2011

Frontegra HEXAM Emerging Markets Fund (Prospectus Summary): | Frontegra HEXAM Emerging Markets Fund
FRONTEGRA FUNDS, INC.

FRONTEGRA FUNDS, INC.

Supplement to Prospectus Dated October 31, 2011

Frontegra HEXAM Emerging Markets Fund (FHEMX)

This Supplement updates certain information in the Prospectus for the Frontegra HEXAM Emerging Markets Fund (the “Fund”).  Effective immediately, the sub-sections of the Fund’s Prospectus entitled “Summary Section – Principal Investment Strategy” and “Principal Investment Strategy and Related Risks – Principal Investment Strategy” have changed, as described below.

This supplement should be retained with your Prospectus for future reference.

The date of this Supplement to the Prospectus is January 12, 2012.

The first sentence of the first paragraph under “Summary Section – Principal Investment Strategy” is deleted and replaced with the following:
The Fund invests at least 80% of its net assets in securities of emerging market companies.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct 31, 2011
Frontegra HEXAM Emerging Markets Fund (Prospectus Summary): | Frontegra HEXAM Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FRONTEGRA FUNDS, INC.
Supplement Text	ck0001014913_SupplementTextBlock

FRONTEGRA FUNDS, INC.

Supplement to Prospectus Dated October 31, 2011

Frontegra HEXAM Emerging Markets Fund (FHEMX)

This Supplement updates certain information in the Prospectus for the Frontegra HEXAM Emerging Markets Fund (the “Fund”).  Effective immediately, the sub-sections of the Fund’s Prospectus entitled “Summary Section – Principal Investment Strategy” and “Principal Investment Strategy and Related Risks – Principal Investment Strategy” have changed, as described below.

This supplement should be retained with your Prospectus for future reference.

The date of this Supplement to the Prospectus is January 12, 2012.

Investment Strategy, Heading	rr_StrategyHeading	The first sentence of the first paragraph under “Summary Section – Principal Investment Strategy” is deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund invests at least 80% of its net assets in securities of emerging market companies.
Frontegra HEXAM Emerging Markets Fund | Frontegra HEXAM Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FHEMX